Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	3,250,000
Proposed Maximum Offering Price per Unit	29.745
Maximum Aggregate Offering Price	$ 96,671,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,800.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of the registrant’s common stock that become issuable under the WaFd, Inc.2025 Stock Incentive Plan (the “2025 Plan”) by reason of any recapitalization, stock split, stock dividend or other similar transaction effected without receipt of consideration where the registrant’s outstanding shares of common stock are increased, converted or exchanged.
(2)Represents shares of the registrant’s common stock available for issuance under the 2025 Plan.

(3)Estimated in accordance with Rule 457(c) and 457(h) solely for purposes of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based on the average of the $30.03 (high) and $29.46 (low) sale price of the Registrant's Common Stock as reported on the Nasdaq Stock Market on February 19, 2025, which date is within five business days prior to filing this Registration Statement.